Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Chunghwa Telecom Co Ltd.
Entity Central Index Key	0001132924
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	7,757,446,545
Entity File Number	001-31731
Entity Incorporation, State or Country Code	F5
Entity Address, Address Line One	21-3 Hsinyi Road
Entity Address, Address Line Two	Section 1
Entity Address, City or Town	Taipei
Entity Address, Country	TW
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Common Shares, Par Value NT$10 Per Share [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Common Shares, par value NT$10 per share
Security Exchange Name	NYSE
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	CHT
Title of 12(b) Security	American Depositary Shares, as evidenced by American Depositary Receipts, each representing 10 Common Shares
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	21-3 Hsinyi Road
Entity Address, Address Line Two	Section 1
Entity Address, City or Town	Taipei
Entity Address, Country	TW
Contact Personnel Name	Fufu Shen
City Area Code	+886 2
Local Phone Number	2344-5488
Contact Personnel Email Address	chtir@cht.com.tw